Investments in Joint Ventures and Associates - Summary of Individually Immaterial Associates (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Profit for the year	£ 408	£ (2,335)	£ 823
Total comprehensive income	253	£ (1,645)	£ 843
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Profit for the year	7
Total comprehensive income	£ 7